Note 21 - Financial liabilities at amortized cost - Deposits from customers by geographical area and instruments (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	€ 375,104	€ 375,970
Demand Deposits And Other By Geographical Area [Member] | Issued in Euros [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	143,897	138,236
Demand Deposits And Other By Geographical Area [Member] | United States [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	41,096	41,222
Demand Deposits And Other By Geographical Area [Member] | Mexico [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	40,269	38,383
Demand Deposits And Other By Geographical Area [Member] | Turkey [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	12,239	10,856
Demand Deposits And Other By Geographical Area [Member] | South America [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	24,047	23,811
Demand Deposits And Other By Geographical Area [Member] | Rest Of Europe [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	6,572	7,233
Demand Deposits And Other By Geographical Area [Member] | Rest of the world [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	890	831
Demand Deposits And Other By Geographical Area [Member] | Total
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	269,010	260,573
Deposits With Agreed Maturity By Geographical Area [Member] | Issued in Euros [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	25,848	28,165
Deposits With Agreed Maturity By Geographical Area [Member] | United States [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	20,898	21,317
Deposits With Agreed Maturity By Geographical Area [Member] | Mexico [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	13,052	11,837
Deposits With Agreed Maturity By Geographical Area [Member] | Turkey [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	21,459	22,564
Deposits With Agreed Maturity By Geographical Area [Member] | South America [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	14,870	14,159
Deposits With Agreed Maturity By Geographical Area [Member] | Rest Of Europe [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	8,700	14,415
Deposits With Agreed Maturity By Geographical Area [Member] | Rest of the world [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	1,030	1,731
Deposits With Agreed Maturity By Geographical Area [Member] | Total
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	105,857	114,188
Repurchase Agreements By Geographical Area [Member] | Issued in Euros [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	2	3
Repurchase Agreements By Geographical Area [Member] | United States [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	0	0
Repurchase Agreements By Geographical Area [Member] | Mexico [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	231	770
Repurchase Agreements By Geographical Area [Member] | Turkey [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	4	7
Repurchase Agreements By Geographical Area [Member] | South America [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	0	0
Repurchase Agreements By Geographical Area [Member] | Rest Of Europe [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	0	429
Repurchase Agreements By Geographical Area [Member] | Rest of the world [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	0	0
Repurchase Agreements By Geographical Area [Member] | Total
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	237	1,209
Total | Issued in Euros [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	169,747	166,403
Total | United States [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	61,994	62,539
Total | Mexico [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	53,552	50,991
Total | Turkey [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	33,702	33,427
Total | South America [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	38,917	37,970
Total | Rest Of Europe [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	15,272	22,077
Total | Rest of the world [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	1,919	2,563
Total | Total
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	€ 375,104	€ 375,970